                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-3749

                          SCUDDER STATE TAX-FREE TRUST
                 -----------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA  02110-4103
                 -----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        3/31

Date of reporting period:       9/30/2004

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder Massachusetts Tax-Free Fund

Semiannual Report to Shareholders

September 30, 2004

Contents

<Click Here> Performance Summary

<Click Here> Information About Your Fund's Expenses

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Account Management Resources

<Click Here> Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. The fund invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Additionally, this fund is nondiversified and can take larger positions in fewer issuers, increasing its overall potential risk. A portion of the fund's returns may be subject to federal, state, local and alternative minimum tax. Finally, insurance pertains to the timely payment of principal and interest by the issuer of the underlying securities, and not to the value of the fund's shares. Please read the fund's prospectus for specific details regarding its investments and risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary September 30, 2004

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the product's most recent month-end performance.

The maximum sales charge for Class A shares is 4.5%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

Returns and rankings during the 1-year, 3-year, 5-year and 10-year periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

A portion of the Fund's distributions may be subject to federal, state and local tax and the alternative minimum tax.

Returns shown for Class A, B and C shares for the periods prior to its inception on June 18, 2001 are derived from the historical performance of Class S shares of the Scudder Massachusetts Tax-Free Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 9/30/04
Scudder Massachusetts Tax-Free Fund	6-Month++	1-Year	3-Year	5-Year	10-Year
Class A	.84%	3.74%	5.19%	6.25%	6.20%
Class B	.46%	2.87%	4.33%	5.39%	5.35%
Class C	.45%	2.82%	4.32%	5.41%	5.37%
Lehman Brothers Municipal Bond Index+	1.43%	4.60%	5.79%	6.77%	6.77%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

++ Total returns shown for periods less than one year are not annualized.

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 9/30/04	$ 14.71	$ 14.70	$ 14.70
3/31/04	$ 14.91	$ 14.90	$ 14.90
Distribution Information: Six Months: Income Dividends as of 9/30/04	$ .3323	$ .2777	$ .2765
Long-Term Capital Gains as of 9/30/04	$ .025	$ .025	$ .025
September Income Dividend	$ .0534	$ .0445	$ .0444
SEC 30-day Yield++ as of 9/30/04	2.92%	2.33%	2.32%
Tax Equivalent Yield++ as of 9/30/04	4.74%	3.79%	3.77%
Current Annualized Distribution Rate++ as of 9/30/04	4.42%	3.68%	3.67%

++ The SEC yield is net investment income per share earned over the month ended September 30, 2004, divided by the maximum offering price per share on the last day of the offering period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on September 30, 2004. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Tax equivalent yield is based on the Fund's yield and a marginal income tax rate of 38.45% (an approximate combined Massachusetts state and federal income tax rates). Yields and distribution rates are historical and will fluctuate.
Class A Lipper Rankings - Massachusetts Municipal Debt Funds Category as of 9/30/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	36	of	53	67
3-Year	18	of	52	34

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] Scudder Massachusetts Tax-Free Fund - Class A [] Lehman Brothers Municipal Bond Index+

Yearly periods ended September 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

Comparative Results (Adjusted for Maximum Sales Charge) as of 9/30/04
Scudder Massachusetts Tax-Free Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,907	$11,117	$12,931	$17,436
	Average annual total return	-.93%	3.59%	5.27%	5.72%
Class B	Growth of $10,000	$9,990	$11,155	$12,901	$16,842
	Average annual total return	-.10%	3.71%	5.23%	5.35%
Class C	Growth of $10,000	$10,282	$11,353	$13,012	$16,878
	Average annual total return	2.82%	4.32%	5.41%	5.37%
Lehman Brothers Municipal Bond Index+	Growth of $10,000	$10,460	$11,838	$13,876	$19,254
	Average annual total return	4.60%	5.79%	6.77%	6.77%

The growth of $10,000 is cumulative.

+ The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class AARP and Class S

Class AARP has been created especially for members of AARP.

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit aarp.scudder.com (Class AARP) or myScudder.com (Class S) for the product's most recent month-end performance.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

A portion of the Fund's distributions may be subject to federal, state and local tax and the alternative minimum tax.

Returns shown for Class AARP shares for the periods prior to its inception on October 2, 2000 are derived from the historical performance of Class S shares of the Scudder Massachusetts Tax-Free Fund during such periods and have assumed the same expense structure during such periods. Any difference in expenses will affect performance.

Average Annual Total Returns as of 9/30/04
Scudder Massachusetts Tax-Free Fund	6-Month++	1-Year	3-Year	5-Year	10-Year
Class S	.99%	3.95%	5.42%	6.52%	6.49%
Class AARP	.92%	3.88%	5.41%	6.53%	6.49%
Lehman Brothers Municipal Bond Index+	1.43%	4.60%	5.79%	6.77%	6.77%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

++ Total returns shown for periods less than one year are not annualized.

Net Asset Value and Distribution Information
	Class AARP	Class S
Net Asset Value: 9/30/04	$ 14.70	$ 14.71
3/31/04	$ 14.90	$ 14.90
Distribution Information: Six Months: Income Dividends as of 9/30/04	$ .3441	$ .3443
Long-Term Capital Gains as of 9/30/04	$ .025	$ .025
September Income Dividend	$ .0559	$ .0561
SEC 30-day Yield++ as of 9/30/04	3.27%	3.30%
Tax Equivalent Yield++ as of 9/30/04	5.31%	5.36%
Current Annualized Distribution Rate++ as of 9/30/04	4.62%	4.64%

++ The SEC yield is net investment income per share earned over the month ended September 30, 2004, divided by the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on September 30, 2004. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Tax equivalent yield is based on the Fund's yield and a marginal income tax rate of 38.45% (an approximate combined Massachusetts state and federal income tax rates). Yields and distribution rates are historical and will fluctuate. The SEC yield would have been 3.26% for Class AARP shares had certain expenses not been reduced.
Class S Lipper Rankings - Massachusetts Municipal Debt Funds Category as of 9/30/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	30	of	53	56
3-Year	9	of	52	17
5-Year	8	of	47	17
10-Year	5	of	31	16

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Growth of an Assumed $10,000 Investment
[] Scudder Massachusetts Tax-Free Fund - Class S [] Lehman Brothers Municipal Bond Index+

Yearly periods ended September 30

Comparative Results as of 9/30/04
Scudder Massachusetts Tax-Free Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$10,395	$11,717	$13,714	$18,748
	Average annual total return	3.95%	5.42%	6.52%	6.49%
Class AARP	Growth of $10,000	$10,388	$11,711	$13,719	$18,754
	Average annual total return	3.88%	5.41%	6.53%	6.49%
Lehman Brothers Municipal Bond Index+	Growth of $10,000	$10,460	$11,838	$13,876	$19,254
	Average annual total return	4.60%	5.79%	6.77%	6.77%

The growth of $10,000 is cumulative.

+ The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following table is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class AARP and S shares of the Fund limited these expenses; had they not done so, expenses would have been higher. The table is based on an investment of $1,000 made at the beginning of the six-month period ended September 30, 2004.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended September 30, 2004
Actual Fund Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 4/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 9/30/04	$ 1,008.40	$ 1,004.60	$ 1,004.50	$ 1,009.20	$ 1,009.90
Expenses Paid per $1,000*	$ 4.70	$ 8.54	$ 8.55	$ 3.69	$ 3.66
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 4/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 9/30/04	$ 1,020.39	$ 1,016.55	$ 1,016.54	$ 1,021.40	$ 1,021.42
Expenses Paid per $1,000*	$ 4.72	$ 8.59	$ 8.60	$ 3.71	$ 3.68

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class AARP	Class S
Scudder Massachusetts Tax-Free Fund	0.93%	1.70%	1.70%	0.73%	0.73%

For more information, please refer to the Fund's prospectus.

Portfolio Management Review

Philip G. Condon serves as lead portfolio manager of Scudder Massachusetts Tax-Free Fund. Rebecca L. Wilson is a portfolio manager. In the following interview, Scudder's municipal bond team discusses the fund's performance for the period and the market environment for municipal bonds.

Q: Will you describe the performance of the municipal bond market during the semiannual period ended September 30, 2004?

A: In the period, the municipal bond market, as well as the overall bond market, delivered slightly positive results. The municipal bond market, as measured by the Lehman Brothers Municipal Bond Index, rose 1.43% for the six-month period ended September 30, 2004.1 The broad bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 0.68% for the same period.2

1 The Lehman Brothers Municipal Bond Index is a broad-based, total-return index comprising more than 46,000 investment-grade fixed-rate municipal bonds with maturities of at least 2 years. Index returns assume reinvestment of dividends, and unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
2 The Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities with average maturities of 1 year or more. Index returns assume reinvestment of dividends, and unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Municipal bond supply was lower in the semiannual period ended September 30, 2004, versus the same period a year earlier. Although refinancing of old debt and issuance of new debt continues, the pace has slowed since many states already took advantage of the historically low interest rates in 2003 to complete much of the refinancing and new issuance they needed to make up for revenue shortfalls. In the period, municipal bond demand was low among mutual fund investors primarily due to investors' concerns about an imminent rise in interest rates. However, demand from institutional investors was strong. This combination of falling supply and solid demand helped municipal bonds outperform many taxable alternatives. Supply and demand factors are important because they are one way a bond's price can be driven higher or lower. High demand or low supply can cause a bond's price to rise, while lessened demand or a flood of supply can cause a bond's price to decline. A bond's yield moves in the opposite direction of its price.

During the period, the Federal Reserve Board increased the federal funds rate, the benchmark for market interest rates, to 1.75% in three increments of 0.25%. However, slowing economic growth and rising oil prices helped keep yields in the bond market from rising much. (A rise in interest rates causes the price of a bond in the market to fall, which would make bonds a less attractive security to own.) Throughout the period, the Fed stated that it believed that inflation would likely remain in check for some time, which soothed investors' worries.

Overall, the municipal bond yield curve flattened during the period. Municipal bond yields with maturities between one year and five years rose, while those with maturities between 10 years and 30 years declined.3 A flattening curve means that the difference in yields between longer-term and shorter-term maturities is decreasing, and investors have less incentive to tie their money up in longer-maturity bonds, which can be more sensitive to interest rate changes. The fund's portfolio managers track the movements of the yield curve and position the fund's investments based upon their expectations for future yield curve fluctuations, while

3 The yield curve is a graph with a left-to-right line that shows how high or low yields are, from the shortest to the longest maturities. Typically (and when the yield curve is characterized as "steep," this is especially true) the line rises from left to right as investors who are willing to tie up their money for a longer period are rewarded with higher yields.
Municipal Bond Yield Curve (as of 9/30/04 and 3/31/04)

Maturity (in years)

Source: Municipal Market Data

Past performance is no guarantee of future results.

also working to keep the fund's duration similar to that of its benchmark, the Lehman Brothers Municipal Bond Index.4 (See the graph above for municipal bond yield changes from the beginning to the end of the period.)

4 Duration is a measure of bond price volatility. Duration can be defined as the approximate percentage change in price for a 100-basis-point (one single percentage point) change in market interest rate levels. A duration of 1.25, for example, means that the price of a bond or bond portfolio should rise by approximately 1.25% for a one-percentage-point drop in interest rates. And, that it should fall by 1.25% for a one-percentage-point rise in interest rates.
5 The Lipper Massachusetts Debt Funds category is comprised of funds that limit their assets to those securities that are exempt from taxation in Massachusetts. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the Lipper Corporate Debt A-Rated Funds category.

Q: How did Scudder Massachusetts Tax-Free Fund perform for the semiannual period ended September 30, 2004?

A: Scudder Massachusetts Tax-Free Fund posted positive absolute results in the period. The fund returned 0.84% (Class A shares, unadjusted for sales charges, which, if included, would have reduced performance) compared to its average peer in the Lipper Massachusetts Debt Funds category, which gained 1.12%.5 The fund lagged its benchmark, the unmanaged Lehman Brothers Municipal Bond Index, which returned 1.43%. (Please see pages 3 through 8 for the performance of other share classes and more complete performance information.)

Q: Will you explain your views on Massachusetts's municipal bond market during the period?

A: The fiscal health of Massachusetts remained stable during the period. The state's bonds are currently rated AA- with a stable outlook by Standard & Poor's Corporation and Aa2 with a negative outlook by Moody's Investors Services, Inc.6

6 The ratings of Moody's Investors Service, Inc. (Moody's) and Standard & Poor's Corporation (S&P) represent these companies' opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The fund's credit quality does not remove market risk.

The commonwealth continues to offer a diverse and sound economy, with strength in areas such as high technology, health care, education and financial services. The commonwealth faces outstanding issues such as a high debt burden and spending pressures, which remain a concern. The commonwealth's debt burden currently ranks second highest in the United States, according to Moody's. Much of that debt burden is brought on by shared costs in the Central Artery/Tunnel road construction project, but an upcoming new issuance for education will also add to that burden. Spending pressures in areas such as health care and pension costs also remain a concern. However, in other areas, we see the state's economic outlook as solid and improving. Although the recession impacted the commonwealth's once-sizable reserve fund, particularly in 2002, it began to stabilize in 2004 and the state's tax revenues have also improved. The state also has a strong track record of financial discipline and professional management. The state's unemployment rate has also improved and is now slightly better than the national rate. Overall, we believe the commonwealth of Massachusetts is on an upward course.

Q: How was the fund positioned, and how did this positioning contribute to its performance?

A: While the fund's more defensive positioning in terms of the coupons, duration and credit quality of the bonds we chose held back results somewhat in the six-month period, we believe that over the long-term this positioning will help the fund deliver attractive overall results. In addition, over the long haul, the fund has delivered solid absolute and relative returns. The fund ranked 36 of 53 funds for the 1-year period ended September 30, 2004, and 18 of 52 funds for the 3-year period ended September 30, 2004, in the Lipper Massachusetts Municipal Debt Funds category.7 We continue to believe that tax-free bonds are attractive on an after-tax basis versus US Treasuries and other taxable bonds with similar maturities.

7 Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on the fund's total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, results might have been less favorable. Rankings are for Class A shares; other share classes may vary.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' view is subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary September 30, 2004

Diversification	9/30/04	3/31/04

State General Obligations/Lease	22%	15%
Water and Sewer Revenue	17%	19%
Hospital/Health Revenue	15%	16%
Sales/Special Tax	15%	13%
Other General Obligation/Lease	9%	11%
Higher Education	9%	9%
Port/Airport Revenue	4%	4%
Project Revenue	3%	3%
Electric Revenue	2%	2%
Resource Recovery	2%	2%
Miscellaneous Municipal	2%	6%
	100%	100%

Quality	9/30/04	3/31/04

AAA*	65%	63%
AA	21%	22%
A	4%	4%
BBB	6%	7%
BB	1%	-
CCC	-	-
Not Rated	3%	4%
	100%	100%

Weighted average quality: AA and AA, respectively.

* Includes cash equivalents

Effective Maturity	9/30/04	3/31/04

Less than 1 year	1%	3%
1-5 years	12%	7%
5-10 years	62%	63%
10-15 years	12%	12%
15 years or greater	13%	15%
	100%	100%

Diversification, quality and effective maturity are subject to change.

For more complete details about the fund's investment portfolio, see page 18. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end is available upon request on the 16th of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of September 30, 2004 (Unaudited)

	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
Massachusetts 96.8%
Bellingham, MA, Other GO, 5.375%, 3/1/2015 (b)	1,765,000	1,955,514
Boston, MA, Industrial Development Revenue, AMT:
6.5%, 9/1/2035	2,000,000	1,985,360
8.0%, 9/1/2035	1,000,000	1,033,180
Boston, MA, Project Revenue, Convention Center Act 1997, Series A, 5.0%, 5/1/2015 (b)	2,730,000	2,985,473
Boston, MA, Senior Care Revenue, Industrial Development Finance Authority, First Mortgage, Springhouse, Inc., 5.5%, 7/1/2008	1,020,000	1,014,798
Chicopee, MA, Electrical Systems, ETM, 7.125%, 1/1/2017	1,210,000	1,482,250
Groton-Dunstable, MA, School District GO, Regional School District, 5.0%, 10/15/2015 (b)	1,920,000	2,098,906
Holliston, MA, Other GO, 5.5%, 12/1/2015 (b) (c)	1,660,000	1,878,755
Holyoke, MA, Electric Revenue, Gas & Electric Department, Series A, 5.375%, 12/1/2016 (b)	1,260,000	1,423,573
Hopkinton, MA, Other GO:
5.5%, 9/1/2012	1,735,000	1,975,679
5.5%, 9/1/2014	1,735,000	1,982,272
Ipswich, MA, 5.25%, 11/15/2017 (b)	2,325,000	2,595,793
Massachusetts, Airport Revenue, Port Authority:
Series A, 5.75%, 7/1/2011	2,000,000	2,284,580
Inverse Floater, AMT, 16.65%**, 1/1/2016 (b)	2,500,000	3,009,300
Massachusetts, Airport Revenue, Special Facilities, USAir Project, AMT, Series A, 5.5%, 9/1/2006 (b)	640,000	681,101
Massachusetts, Airport Revenue, USAir Private Jet, AMT, Series A, 5.75%, 9/1/2016 (b)	1,000,000	1,035,810
Massachusetts, Bay Transportation Authority Mass Revenue Assessment, Series A, 5.25%, 7/1/2021	2,000,000	2,182,400
Massachusetts, Bay Transportation Authority Revenue:
Series A, 5.75%, 7/1/2011	355,000	403,301
Series A, 5.75%, 7/1/2015	535,000	607,792
Massachusetts, Electric Revenue, Wholesale Electrical Co. Power Supply, Series 674, Inverse Floater, 15.7%**, 7/1/2016 (b)	5,397,500	7,816,120
Massachusetts, Health & Educational Facilities Authority, Boston College, Series N, 5.25%, 6/1/2017	7,225,000	7,927,920
Massachusetts, Health & Educational Facilities Authority, Melrose-Wakefield Healthcare, Series C, Prerefunded, 6.0%, 7/1/2012	1,000,000	1,090,670
Massachusetts, Health & Educational Facilities Authority, Simmons College, Series F, 5.0%, 10/1/2019 (b)	1,230,000	1,320,774
Massachusetts, Higher Education Revenue, Building Authority, University of Massachusetts:
6.625%, 5/1/2009	2,415,000	2,816,566
6.625%, 5/1/2010	2,575,000	3,051,272
6.75%, 5/1/2011	2,745,000	3,317,470
6.875%, 5/1/2014	1,300,000	1,638,546
Massachusetts, Higher Education Revenue, Development Finance Agency, Prerefunded, 5.75%, 7/1/2012	500,000	577,920
Massachusetts, Higher Education Revenue, Development Finance Agency, Smith College, Prerefunded, 5.75%, 7/1/2015	1,265,000	1,462,138
Massachusetts, Higher Education Revenue, Development Finance Agency, WGBH Educational Foundation:
Series A, 5.375%, 1/1/2015 (b)	1,200,000	1,334,748
Series A, 5.375%, 1/1/2016 (b)	1,200,000	1,331,520
Series A, 5.375%, 1/1/2017 (b)	1,200,000	1,327,488
Massachusetts, Higher Education Revenue, Health & Educational Facilities Authority, Massachusetts Institute of Technology:
Series I-1, 5.2%, 1/1/2028	6,500,000	7,181,330
Series K, 5.375%, 7/1/2017	5,500,000	6,383,905
Series K, 5.5%, 7/1/2032	5,000,000	5,761,400
Massachusetts, Higher Education Revenue, Health & Educational Facilities Authority, Harvard University, Series Z, 5.75%, 1/15/2013	3,000,000	3,510,930
Massachusetts, Higher Education Revenue, Health & Educational Facilities Authority, Suffolk University, Series C, 5.65%, 7/1/2011 (b)	1,045,000	1,129,854
Massachusetts, Higher Education Revenue, Health & Educational Facilities Authority, UMass Worcester Campus, Series B, 5.25%, 10/1/2013 (b)	500,000	558,265
Massachusetts, Higher Education Revenue, Health & Educational Facilities Authority, University of Massachusetts, Series C, 5.5%, 10/1/2014 (b)	1,645,000	1,881,173
Massachusetts, Higher Education Revenue, Industrial Finance Agency, Babson College, Series A, 5.375%, 10/1/2017	1,700,000	1,790,746
Massachusetts, Higher Education Revenue, Industrial Finance Agency, Belmont Hill School:
5.15%, 9/1/2013	1,000,000	1,054,900
5.625%, 9/1/2020	1,265,000	1,329,211
Massachusetts, Higher Education Revenue, Industrial Finance Agency, Concord Academy, 5.45%, 9/1/2017	1,205,000	1,258,803
Massachusetts, Higher Education Revenue, Industrial Finance Agency, Dana Hall School Issue, 5.7%, 7/1/2013	1,000,000	1,111,070
Massachusetts, Higher Education Revenue, Industrial Finance Agency, Deerfield Academy, 5.125%, 10/1/2017	1,520,000	1,641,539
Massachusetts, Higher Education Revenue, Industrial Finance Agency, The Tabor Academy, 5.4%, 12/1/2018	1,000,000	1,039,590
Massachusetts, Higher Education Revenue, Industrial Finance Agency, Worcester Polytechnic, Series II, 5.125%, 9/1/2016 (b)	2,600,000	2,807,116
Massachusetts, Higher Education Revenue, Western New England College, 5.75%, 7/1/2012 (b)	1,110,000	1,280,207
Massachusetts, Hospital & Healthcare Revenue, Development Agency, Biomedical Research:
6.25%, 8/1/2013	2,180,000	2,450,952
6.375%, 8/1/2014	1,000,000	1,122,740
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, 1.74%*, 7/1/2010 (b)	500,000	500,000
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Baystate Medical Center:
Series F, 5.7%, 7/1/2027	3,000,000	3,138,630
Series F, 5.75%, 7/1/2033	2,000,000	2,086,760
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Berkshire Health System:
Series C, 5.9%, 10/1/2011	600,000	610,806
Series E, 6.25%, 10/1/2031	2,000,000	2,074,480
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Cape Cod Healthcare, Series B, 5.45%, 11/15/2023	650,000	659,614
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Caritas Christi, Series A, 5.625%, 7/1/2020	4,000,000	4,043,680
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, 9.0%, 12/15/2015	4,000,000	4,630,600
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Massachusetts General, Hospital, Series F, 6.25%, 7/1/2012 (b)	5,000,000	5,747,500
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Medical, Academic & Scientific, Series B, 6.5%, 1/1/2009	5,000,000	5,131,750
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Milford-Whitinsville:
Regional, Series C, 5.75%, 7/15/2013	1,750,000	1,820,315
Regional, Series D, 6.35%, 7/15/2032	3,250,000	3,364,172
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, New England Medical Center:
Series H, 5.375%, 5/15/2018 (b)	4,875,000	5,364,694
Series H, 5.375%, 5/15/2019 (b)	1,800,000	1,971,846
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, North Adams Hospital, Series C, 6.625%, 7/1/2018	1,560,000	1,522,747
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, UMass Memorial, Series C, 6.625%, 7/1/2032	3,000,000	3,172,320
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Winchester Hospital, Series B, 6.75%, 7/1/2030	2,000,000	2,355,820
Massachusetts, Hospital & Healthcare Revenue, Industrial Finance Agency, East Boston Neighborhood Project:
7.25%, 7/1/2006	260,000	259,116
7.625%, 7/1/2026	2,750,000	2,696,953
Massachusetts, Hospital & Healthcare Revenue, Partners Healthcare System, Series C, 5.75%, 7/1/2032	8,000,000	8,628,080
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	3,960,000	3,833,755
Massachusetts, Port Authority Revenue, Rites-PA 592A, Inverse Floater, AMT, 9.067%**, 7/1/2011 (b)	4,195,000	5,012,647
Massachusetts, Port Authority Revenue, Rites-PA 592B, Inverse Floater, AMT, 9.067%**, 7/1/2012 (b)	805,000	963,553
Massachusetts, Port Authority Revenue, Rites-PA 598A, Inverse Floater, AMT, 10.179%**, 7/1/2013	930,000	1,118,018
Massachusetts, Port Authority Revenue, Rites-PA 598B, Inverse Floater, AMT, 10.179%**, 7/1/2014	995,000	1,186,289
Massachusetts, Port Authority Revenue, Rites-PA 598C, Inverse Floater, AMT, 10.179%**, 7/1/2015	1,065,000	1,268,585
Massachusetts, Port Authority Revenue, Rites-PA 598D, Inverse Floater, AMT, 10.429%**, 7/1/2016	925,000	1,112,701
Massachusetts, Port Authority Revenue, Rites-PA 598E, Inverse Floater, AMT, 10.429%**, 7/1/2017	775,000	931,488
Massachusetts, Port Authority Revenue, Rites-PA 598F, Inverse Floater, AMT, 8.929%**, 7/1/2018	1,310,000	1,457,441
Massachusetts, Port Authority, Tax-Exempt Receipts, ETM, 13.0%, 7/1/2013	355,000	521,758
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	5,000,000	5,234,900
Massachusetts, Resource Recovery Revenue, Development Finance Agency, Resource Recovery, Series A, 5.625%, 1/1/2015 (b)	4,000,000	4,474,320
Massachusetts, Resource Recovery Revenue, Development Finance Agency, Resource Recovery, Series 563, Inverse Floater, 9.596%**, 1/1/2016 (b)	2,500,000	3,100,200
Massachusetts, Resource Recovery Revenue, Industrial Finance Agency, Solid Waste Disposal, Peabody Monofill Association, Inc., 9.0%, 9/1/2005 (d)	1,295,000	1,305,412
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant:
Series A, Zero Coupon, 12/15/2014	9,000,000	5,947,200
Series A, 5.5%, 12/15/2013	5,000,000	5,737,850
Massachusetts, Sales & Special Tax Revenue, Grant Anticipation Notes:
Series A, 5.25%, 12/15/2012	7,050,000	7,949,509
5.5%, 6/15/2014	7,000,000	7,799,680
Massachusetts, Sales & Special Tax Revenue, Transportation Authority:
Series A, 5.25%, 7/1/2021	5,000,000	5,630,950
Series A, 5.25%, 7/1/2023	3,000,000	3,193,140
Massachusetts, School District GO, Development Finance Agency, 5.375%, 9/1/2023	1,175,000	1,249,906
Massachusetts, Security Trust Certificates, Series B, 144A, 8.83%*, 6/1/2020 (b)	5,000,000	5,930,950
Massachusetts, Senior Care Revenue, Industrial Finance Agency, Assisted Living Facilities, TNG Marina Bay LLC Project, AMT, 7.5%, 12/1/2027	970,000	986,558
Massachusetts, Senior Care Revenue, Industrial Finance Agency, Edgewood Retirement Community, Series A, Prerefunded, 9.0%, 11/15/2025	1,650,000	1,815,281
Massachusetts, Senior Care Revenue, Industrial Finance Agency, First Mortgage, Evanswood Bethzatha, Series A, 7.875%, 1/15/2020 ***	1,000,000	1,250
Massachusetts, Series A, 5.375%, 6/1/2019 (b) (c)	10,000,000	11,139,400
Massachusetts, Special Obligation Consolidated Loan, Series A, 5.5%, 6/1/2016 (b)	2,600,000	3,020,004
Massachusetts, Special Obligation Dedicated Tax Revenue, 5.25%, 1/1/2021 (b) (c)	5,000,000	5,432,700
Massachusetts, State GO:
Series C, Zero Coupon, 12/1/2004	910,000	907,552
5.25%, 7/1/2020	6,270,000	7,127,736
5.25%, 7/1/2021 (c)	5,000,000	5,668,700
Series D, 5.5%, 11/1/2016	500,000	576,235
Series D, 5.5%, 11/1/2019	4,325,000	4,998,403
Series C, 6.0%, 8/1/2009 (b)	2,000,000	2,289,260
Massachusetts, State GO, Central Artery Project:
Series A, 1.74%*, 12/1/2030	1,800,000	1,800,000
Series B, 1.74%*, 12/1/2030	1,905,000	1,905,000
Massachusetts, State GO, Consolidated Loan:
Series E, Prerefunded, 5.25%, 1/1/2021 (b)	705,000	789,783
Series D, 5.5%, 11/1/2014 (b)	4,990,000	5,770,686
Series D, 5.5%, 11/1/2019 (b)	2,500,000	2,920,050
Massachusetts, State GO, Series B, Inverse Floater, 8.8%**, 12/1/2016	5,000,000	6,292,900
Massachusetts, State GO, Transportation Authority:
Series C, 6.1%, 3/1/2013	1,500,000	1,755,270
Series B, 6.2%, 3/1/2016	3,100,000	3,723,658
Massachusetts, State Water Pollution Abatement Treatment, Pool Program:
Prerefunded, Series 7, 5.25%, 2/1/2014	1,295,000	1,461,705
Series 7, 5.25%, 2/1/2014	3,705,000	4,129,853
Prerefunded, Series 6, 5.625%, 8/1/2015	4,590,000	5,286,349
Series 6, 5.625%, 8/1/2015	120,000	135,939
Massachusetts, Transportation Authority, 7.75%, 1/15/2006	400,000	417,692
Massachusetts, Transportation/Tolls Revenue, Series E, 5.25%, 1/1/2022 (b)	4,500,000	5,041,170
Massachusetts, Transportation/Tolls Revenue, Rail Connections, Inc., Route 128 Parking Garage Project:
Series B, Prerefunded, Zero Coupon, 7/1/2015	750,000	454,837
Series B, Prerefunded, Zero Coupon, 7/1/2016	1,025,000	581,626
Series B, Prerefunded, Zero Coupon, 7/1/2017	1,000,000	530,580
Series A, Prerefunded, 5.3%, 7/1/2009	705,000	787,718
Series A, Prerefunded, 5.4%, 7/1/2010	1,000,000	1,139,410
Series A, Prerefunded, 6.0%, 7/1/2012	250,000	291,507
Series A, Prerefunded, 6.0%, 7/1/2014	250,000	291,508
Massachusetts, Transportation/Tolls Revenue, Rites-PA 798, Inverse Floater, 9.596%**, 12/15/2013	5,000,000	6,317,900
Massachusetts, Transportation/Tolls Revenue, Transportation Authority, Series A, 5.25%, 3/1/2018 (b) (c)	6,870,000	7,637,516
Massachusetts, Transportation/Tolls Revenue, Water Resource Authority, Series D, 5.5%, 8/1/2011 (b) (c)	6,675,000	7,613,705
Massachusetts, University Massachusetts Building Authority Project Revenue, Series 04-1, 5.25%, 11/1/2022 (b)	2,000,000	2,170,280
Massachusetts, Water & Sewer Resources Authority, Series 252, 8.03%*, 8/1/2021 (b)	6,585,000	7,350,375
Massachusetts, Water & Sewer Revenue, Water Authority, Series J, 5.5%, 8/1/2021 (b)	10,000,000	11,643,200
Massachusetts, Water & Sewer Revenue, Water Pollution Abatement Program:
Series 2, Prerefunded, 5.7%, 2/1/2015	1,115,000	1,152,598
Series 2, 5.7%, 2/1/2015	35,000	36,125
Series A, 6.0%, 8/1/2019 (c)	4,000,000	4,875,800
Massachusetts, Water & Sewer Revenue, Water Pollution Abatement Program, New Bedford Program, Series A, 5.25%, 2/1/2013	1,000,000	1,128,460
Massachusetts, Water & Sewer Revenue, Water Pollution Abatement Program, Pool Loan Program, Series 5, ETM, 5.375%, 8/1/2015	5,000,000	5,782,950
Massachusetts, Water & Sewer Revenue, Water Pollution Abatement Program, Series 182, Inverse Floater, 10.06%**, 8/1/2011	5,500,000	7,148,405
Massachusetts, Water & Sewer Revenue, Water Resource Authority:
Series C, 5.25%, 12/1/2015	4,030,000	4,556,842
Series C, 5.25%, 12/1/2015 (b)	6,050,000	6,867,476
Series A, 5.5%, 8/1/2013 (b)	1,445,000	1,665,088
Series A, 6.0%, 8/1/2012 (b)	2,485,000	2,883,345
Series A, 6.0%, 8/1/2013 (b)	1,000,000	1,160,300
Series A, 6.0%, 8/1/2014 (b)	1,400,000	1,624,420
Series A, 6.5%, 7/15/2009	15,000,000	17,476,800
Series A, 6.5%, 7/15/2019	3,110,000	3,840,104
Medford, MA, Core City GO, 5.0%, 2/15/2015 (b)	2,085,000	2,286,411
Middleborough, MA, Other GO:
5.25%, 1/15/2017 (b)	1,525,000	1,694,870
5.25%, 1/15/2018 (b)	1,515,000	1,679,226
5.25%, 1/15/2019 (b)	1,470,000	1,621,410
Nantucket, MA, Other GO, 5.0%, 7/15/2017 (b)	1,000,000	1,073,910
Narragansett, MA, School District GO, Regional School District, 6.5%, 6/1/2012 (b)	1,145,000	1,353,573
Northampton, MA, Other (GO) Lease, 5.5%, 6/15/2013 (b)	1,080,000	1,221,718
Northbridge, MA, Core City GO, 5.25%, 2/15/2014 (b)	1,490,000	1,674,015
Plymouth, MA, County GO:
5.75%, 10/15/2015 (b)	1,900,000	2,202,043
5.75%, 10/15/2016 (b)	1,725,000	1,994,048
Route 3 North, Transportation/Tolls Revenue, Transportation Improvement Association:
5.75%, 6/15/2012 (b)	1,105,000	1,254,462
5.75%, 6/15/2013 (b)	2,500,000	2,838,150
5.75%, 6/15/2016 (b)	4,910,000	5,570,592
Springfield, MA, Core City GO, 5.25%, 1/15/2019 (b)	1,000,000	1,096,660
Springfield, MA, Core City GO, Municipal Purpose Loan:
5.5%, 8/1/2015 (b)	1,505,000	1,688,143
5.5%, 8/1/2016 (b)	1,685,000	1,883,527
Springfield, MA, Other GO, Municipal Purpose Loan, 6.0%, 10/1/2014 (b)	1,955,000	2,248,817
Springfield, MA, Water & Sewer Revenue, Series A, 5.375%, 11/1/2016 (b)	1,250,000	1,408,213
Tantasqua, MA, School District GO, Regional School District:
5.625%, 8/15/2012 (b)	2,580,000	2,942,619
5.625%, 8/15/2013 (b)	2,575,000	2,936,916
5.625%, 8/15/2014 (b)	2,575,000	2,944,358
University of Massachusetts, Higher Education Revenue, University Building Authority:
Series 2, 5.5%, 11/1/2015 (b)	1,185,000	1,335,649
Series 2, 5.5%, 11/1/2016 (b)	1,250,000	1,403,775
Westfield, MA, Core City GO, 6.5%, 5/1/2013 (b)	1,170,000	1,394,500
Westford, MA, Other (GO) Lease, 5.125%, 4/1/2017 (b)	1,150,000	1,265,955
Westford, MA, School District GO, Series A, 5.75%, 4/1/2012 (b)	1,140,000	1,299,520
Worcester, MA, Core City GO, Series A, 5.5%, 8/15/2016 (b)	1,285,000	1,450,829
Worcester, MA, Other GO, 5.625%, 8/15/2015 (b)	705,000	809,692
Worcester, MA, State GO:
5.625%, 8/15/2012 (b)	2,560,000	2,919,808
5.625%, 8/15/2013 (b)	2,625,000	2,993,944
		496,552,217
Puerto Rico 3.2%
Puerto Rico, Asset Backed, Childrens Trust Fund, 5.5%, 5/15/2039	6,000,000	5,239,860
Puerto Rico, Commonwealth Highway & Transportation Authority, Highway Revenue:
Series Y, Prerefunded, ETM, 6.25%, 7/1/2014	1,855,000	2,270,724
Series Y, 6.25%, 7/1/2014	145,000	173,651
Puerto Rico, State GO, Series A, 5.5%, 7/1/2022 (b)	5,000,000	5,824,450
Puerto Rico, State GO, Highway and Transportation Authority, Series Y, 5.5%, 7/1/2015 (b)	2,500,000	2,926,350
		16,435,035

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $467,472,358) (a)	100.0	512,987,252
Other Assets and Liabilities, Net	(0.0)	(208,128)
Net Assets	100.0	512,779,124

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of September 30, 2004.
** Inverse floating rate notes are derivative debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Inverse floating rate notes exhibit added interest rate sensitivity compared to other bonds with a similar maturity. Investments in this type of security involve special risks as compared to investments in a fixed rate municipal security. Moreover, the markets for securities of this type may be less developed and may have less liquidity than the markets for more traditional municipal securities. These securities, amounting to $46,735,547 and aggregating 9.1% of net assets, are shown at their current rate as of September 30, 2004.
*** Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest.
(a) The cost for federal income tax purposes was $467,156,266. At September 30, 2004, net unrealized appreciation for all securities based on tax cost was $45,830,986. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $46,937,217 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,106,231.
(b) Bond is insured by one of these companies:
Insurance Coverage		As a % of Total Investment Portfolio
CONNIE LEE	College Construction Loan Insurance Association	0.2
FGIC	Financial Guaranty Insurance Company	17.5
MBIA	Municipal Bond Investors Assurance	12.8
FSA	Financial Security Assurance	8.0
AMBAC	AMBAC Assurance Corp.	5.5

(c) At September 30, 2004 these securities have been segregated, in whole or in part, to cover initial margin requirements for open future contracts.
(d) The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such a security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.
Schedule of Restricted Securities
Securities	Acquisition Date	Acquisition Cost ($)	Value ($)	Value as % of Net Assets
Massachusetts, Resource Recovery Revenue, Industrial Finance Agency, Solid Waste Disposal, Peabody Monofill Association, Inc., 9.0%, 9/1/2005	December 1994	1,295,000	1,305,412	0.25
Total Restricted Securities			1,305,412	0.25

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

At September 30, 2004, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
10 Year 6% Interest Rate Swap	12/31/2004	15	1,650,144	1,661,250	(11,106)

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

At September 30, 2004, open interest rate swaps were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund (%)	Cash Flows Received by the Fund (%)	Net Unrealized Appreciation/ (Depreciation) ($)
11/16/2004 11/16/2016	18,000,000[c]	Fixed-5.738%	Floating-LIBOR	(1,584,000)
10/14/2004 10/14/2016	14,800,000[c]	Fixed-4.132%	Floating-BMA	(654,160)
10/13/2004 10/13/2016	11,000,000[a]	Fixed-4.061%	Floating-BMA	(412,500)
1/27/2005 1/27/2015	12,500,000[d]	Fixed-5.175%	Floating-LIBOR	(490,000)
11/23/2004 11/23/2016	6,500,000[b]	Fixed-5.669%	Floating-LIBOR	(524,550)
2/25/2005 2/25/2017	6,300,000[b]	Fixed-5.143%	Floating-LIBOR	(146,790)
1/18/2005 1/18/2015	12,000,000[c]	Fixed-5.135%	Floating-LIBOR	(448,800)
11/30/2004 11/30/2016	6,500,000[b]	Fixed-5.744%	Floating-LIBOR	(565,500)
2/22/2005 2/22/2017	7,000,000[a]	Fixed-5.135%	Floating-LIBOR	(159,600)
11/30/2004 11/30/2016	13,000,000[a]	Fixed-5.737%	Floating-LIBOR	(1,121,900)
1/25/2005 1/25/2015	12,500,000[b]	Fixed-5.084%	Floating-LIBOR	(403,750)
Total net unrealized depreciation on open interest rate swaps				(6,511,550)

Counterparties:

a Lehman Brothers, Inc.
b Goldman Sachs Group, Inc.
c JPMorgan Chase Bank
d Citibank, NA
BMA: Represents the Bond Market Association
LIBOR: Represents the London InterBank Offered Rate

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of September 30, 2004 (Unaudited)
Assets
Investments in securities, at value (cost $467,472,358)	$ 512,987,252
Cash	6,542
Receivable for investments sold	100,000
Interest receivable	7,314,504
Receivable for Fund shares sold	60,609
Receivable for daily variation margin on open futures contracts	5,625
Other assets	19,894
Total assets	520,494,426
Liabilities
Dividends payable	259,464
Payable for Fund shares redeemed	433,373
Unrealized depreciation on interest rate swaps	6,511,550
Accrued management fee	262,965
Other accrued expenses and payables	247,950
Total liabilities	7,715,302
Net assets, at value	$ 512,779,124
Net Assets
Net assets consist of: Accumulated distributions in excess of net investment income	(17,484)
Net unrealized appreciation (depreciation) on: Investments	45,514,894
Futures	(11,106)
Swaps	(6,511,550)
Accumulated net realized gain (loss)	1,534,380
Paid-in capital	472,269,990
Net assets, at value	$ 512,779,124

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of September 30, 2004 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($22,369,685 / 1,520,683 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 14.71
Maximum offering price per share (100 / 95.50 of $14.71)	$ 15.40
Class B
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($7,673,594 / 521,913 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 14.70
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($6,544,032 / 445,056 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 14.70
Class AARP Net Asset Value, offering and redemption price per share ($9,699,498 / 659,684 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 14.70
Class S Net Asset Value, offering and redemption price per share ($466,492,315 / 31,711,269 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 14.71

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended September 30, 2004 (Unaudited)
Investment Income
Income: Interest	$ 13,918,456
Expenses: Management fee	1,493,857
Services to shareholders	194,425
Custodian and accounting fees	92,194
Distribution service fees	91,360
Auditing	31,408
Legal	10,614
Trustees' fees and expenses	9,947
Reports to shareholders	10,778
Registration fees	27,405
Other	6,915
Total expenses, before expense reductions	1,968,903
Expense reductions	(18,038)
Total expenses, after expense reductions	1,950,865
Net investment income	11,967,591
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	514,993
Futures	439,558
Swaps	556,175
1,510,726
Net unrealized appreciation (depreciation) during the period on: Investments	(6,408,490)
Futures	711,244
Swaps	(1,866,120)
(7,563,366)
Net gain (loss) on investment transactions	(6,052,640)
Net increase (decrease) in net assets resulting from operations	$ 5,914,951

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase Assets (Decrease) in Net	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004
Operations: Net investment income	$ 11,967,591	$ 24,760,168
Net realized gain (loss) on investment transactions	1,510,726	2,157,218
Net unrealized appreciation (depreciation) on investment transactions during the period	(7,563,366)	1,400,434
Net increase (decrease) in net assets resulting from operations	5,914,951	28,317,820
Distributions to shareholders from: Net investment income: Class A	(482,793)	(783,720)
Class B	(143,766)	(269,618)
Class C	(121,628)	(197,285)
Class AARP	(237,158)	(442,425)
Class S	(10,990,414)	(23,054,899)
Net realized gains: Class A	(36,527)	-
Class B	(13,008)	-
Class C	(10,758)	-
Class AARP	(17,319)	-
Class S	(796,445)	-
Fund share transactions: Proceeds from shares sold	33,314,873	74,062,479
Reinvestment of distributions	7,835,830	14,765,516
Cost of shares redeemed	(51,760,703)	(117,938,078)
Net increase (decrease) in net assets from Fund share transactions	(10,610,000)	(29,110,083)
Increase (decrease) in net assets	(17,544,865)	(25,540,210)
Net assets at beginning of period	530,323,989	555,864,199
Net assets at end of period (including accumulated distributions in excess of net investment income of $17,284 and $9,316, respectively)	$ 512,779,124	$ 530,323,989

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A
Years Ended March 31,	2004[a]	2004	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 14.91	$ 14.80	$ 14.10	$ 14.29
Income (loss) from investment operations: Net investment income	.33	.65	.66	.53
Net realized and unrealized gain (loss) on investment transactions	(.17)	.11	.71	(.19)
Total from investment operations	.16	.76	1.37	.34
Less distributions from: Net investment income	(.33)	(.65)	(.66)	(.53)
Net realized gain on investment transactions	(.03)	-	(.01)	-
Total distributions	(.36)	(.65)	(.67)	(.53)
Net asset value, end of period	$ 14.71	$ 14.91	$ 14.80	$ 14.10
Total Return (%)[c]	.84**	5.25[d]	9.88	2.34**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	22	20	14	3
Ratio of expenses before expense reductions (%)	.93*	.97	.97	1.02*
Ratio of expenses after expense reductions (%)	.93*	.95	.97	1.02*
Ratio of net investment income (%)	4.51*	4.40	4.51	4.69*
Portfolio turnover rate (%)	27*	25	37	30
[a] For the six months ended September 30, 2004 (Unaudited).
[b] For the period from June 18, 2001 (commencement of operations of Class A shares) to March 31, 2002.
[c] Total return does not reflect the effect of any sales charges.
[d] Total returns would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class B
Years Ended March 31,	2004[a]	2004	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 14.90	$ 14.79	$ 14.10	$ 14.29
Income (loss) from investment operations: Net investment income	.27	.53	.54	.44
Net realized and unrealized gain (loss) on investment transactions	(.16)	.11	.70	(.19)
Total from investment operations	.11	.64	1.24	.25
Less distributions from: Net investment income	(.28)	(.53)	(.54)	(.44)
Net realized and gain on investment transactions	(.03)	-	(.01)	-
Total distributions	(.31)	(.53)	(.55)	(.44)
Net asset value, end of period	$ 14.70	$ 14.90	$ 14.79	$ 14.10
Total Return (%)[c]	.46**	4.39[d]	8.89	1.76**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8	8	7	2
Ratio of expenses before expense reductions (%)	1.70*	1.80	1.80	1.82*
Ratio of expenses after expense reductions (%)	1.70*	1.77	1.80	1.82*
Ratio of net investment income (%)	3.74*	3.58	3.68	3.89*
Portfolio turnover rate (%)	27*	25	37	30
[a] For the six months ended September 30, 2004 (Unaudited).
[b] For the period from June 18, 2001 (commencement of operations of Class B shares) to March 31, 2002.
[c] Total return does not reflect the effect of any sales charges.
[d] Total returns would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class C
Years Ended March 31,	2004[a]	2004	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 14.90	$ 14.80	$ 14.11	$ 14.29
Income (loss) from investment operations: Net investment income	.27	.53	.54	.44
Net realized and unrealized gain (loss) on investment transactions	(.16)	.10	.70	(.18)
Total from investment operations	.11	.63	1.24	.26
Less distributions from: Net investment income	(.28)	(.53)	(.54)	(.44)
Net realized gain on investment transactions	(.03)	-	(.01)	-
Total distributions	(.31)	(.53)	(.55)	(.44)
Net asset value, end of period	$ 14.70	$ 14.90	$ 14.80	$ 14.11
Total Return (%)[c]	.45**	4.34[d]	8.91	1.82**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7	7	4	1
Ratio of expenses before expense reductions (%)	1.70*	1.78	1.79	1.79*
Ratio of expenses after expense reductions (%)	1.70*	1.75	1.79	1.79*
Ratio of net investment income (%)	3.74*	3.60	3.69	3.92*
Portfolio turnover rate (%)	27*	25	37	30
[a] For the six months ended September 30, 2004 (Unaudited).
[b] For the period from June 18, 2001 (commencement of operations of Class C shares) to March 31, 2002.
[c] Total return does not reflect the effect of any sales charges.
[d] Total returns would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class AARP
Years Ended March 31,	2004[a]	2004	2003	2002[b]	2001[c]
Selected Per Share Data
Net asset value, beginning of period	$ 14.90	$ 14.80	$ 14.11	$ 14.32	$ 13.71
Income (loss) from investment operations: Net investment income	.34	.69	.69	.71	.34
Net realized and unrealized gain (loss) on investment transactions	(.17)	.10	.70	(.21)	.61
Total from investment operations	.17	.79	1.39	.50	.95
Less distributions from: Net investment income	(.34)	(.69)	(.69)	(.71)	(.34)
Net realized gain (loss) on investment transactions	(.03)	-	(.01)	-	-
Total distributions	(.37)	(.69)	(.70)	(.71)	(.34)
Net asset value, end of period	$ 14.70	$ 14.90	$ 14.80	$ 14.11	$ 14.32
Total Return (%)	.92d**	5.42	9.94	3.58	6.92**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10	10	9	2	1
Ratio of expenses before expense reductions (%)	.78*	.74	.74	.74	.76*
Ratio of expenses after expense reductions(%)	.73*	.74	.74	.74	.76*
Ratio of net investment income (%)	4.71*	4.61	4.74	4.91	4.95*
Portfolio turnover rate (%)	27*	25	37	30	34
[a] For the six months ended September 30, 2004 (Unaudited).
[b] As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $.002, decrease net realized and unrealized gains and losses per share by $.002, and increase the ratio of net investment income to average net assets from 4.90% to 4.91%. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
[c] For the period from October 2, 2000 (commencement of operations of Class AARP shares) to March 31, 2001.
[d] Total returns would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class S
Years Ended March 31,	2004[a]	2004	2003	2002[b]	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 14.90	$ 14.80	$ 14.10	$ 14.33	$ 13.61	$ 14.35
Income (loss) from investment operations: Net investment income	.34	.68	.69	.71	.69	.69
Net realized and unrealized gain (loss) on investment transactions	(.16)	.11	.71	(.23)	.72	(.72)
Total from investment operations	.18	.79	1.40	.48	1.41	(.03)
Less distributions from: Net investment income	(.34)	(.69)	(.69)	(.71)	(.69)	(.69)
Net realized gains on investment transactions	(.03)	-	(.01)	-	-	(.02)
Total distributions	(.37)	(.69)	(.70)	(.71)	(.69)	(.71)
Net asset value, end of period	$ 14.71	$ 14.90	$ 14.80	$ 14.10	$ 14.33	$ 13.61
Total Return (%)	.99c**	5.42	10.10	3.36	10.65	(.13)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	466	485	523	483	488	375
Ratio of expenses, before expense reductions (%)	.73*	.74	.74	.74	.76[d]	.74
Ratio of expenses, after expense reductions (%)	.73*	.74	.74	.74	.75[d]	.74
Ratio of net investment income (%)	4.71*	4.61	4.74	4.91	4.97	5.03
Portfolio turnover rate (%)	27*	25	37	30	34	39
[a] For the six months ended September 30, 2004 (Unaudited).
[b] As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $.002, decrease net realized and unrealized gains and losses per share by $.002, and increase the ratio of net investment income to average net assets from 4.90% to 4.91%. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
[c] Total returns would have been lower had certain expenses not been reduced.
[d] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .75% and .75%, respectively.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder Massachusetts Tax-Free Fund (the "Fund") is a non-diversified series of Scudder State Tax Free Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the Commonwealth of Massachusetts.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert to another class. Shares of Class AARP are designed for members of AARP. Class AARP and S shares are not subject to initial or contingent deferred sales charges.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund, whose valuations are intended to reflect the mean between the bid and asked prices. If the pricing services are unable to provide valuations, securities are valued at the average of the means based on the most recent bid and asked quotations or evaluated prices obtained from a broker-dealer. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Swap Agreements. The Fund may enter into interest rate swap transactions to reduce the interest rate risk inherent in the Fund's underlying investments. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the "counterparty") a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment that is intended to approximate the Fund's variable rate payment obligation. The payment obligations would be based on the notional amount of the swap. Certain risks may arise when entering into swap transactions including counterparty default, liquidity or unfavorable changes in interest rates. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily based upon a price supplied by the counterparty and the change in value is recorded as unrealized appreciation or depreciation.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

From November 1, 2003 through March 31, 2004, the Fund incurred approximately $421,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending March 31, 2005.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to accretion of market discount on debt securities and investment in futures contracts. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended September 30, 2004, purchases and sales of investment securities (excluding short-term investments) aggregated $67,403,480 and $74,974,905, respectively.

C. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.60% of the first $400,000,000 of the Fund's average daily net assets, 0.525% of the next $600,000,000 of such net assets and 0.50% of such net assets in excess of $1,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended September 30, 2004, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of 0.58% of the Fund's average daily net assets.

Effective October 1, 2003 through September 30, 2005, the Advisor agreed to contractually waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses at 0.73% of average daily net assets for Class A, B, C, AARP and S shares, respectively (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 distribution and/or service fees, trustee and trustee counsel fees, organizational and offering expenses).

For the six months ended September 30, 2004, the Advisor has agreed to reimburse the Fund $3,257 for expenses. In addition, the Advisor reimbursed expenses of $385 for Class B shares.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, shareholder service agent and dividend-paying agent for Class A, B and C shares of the Fund. Scudder Service Corporation ("SSC"), a subsidiary of the Advisor, is the transfer, shareholder service agent and dividend-paying agent for Class AARP and S shares of the Fund. Pursuant to a sub-transfer agency agreement among SISC, SSC and DST Systems, Inc. ("DST"), SISC and SSC have delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are borne by SISC and SSC, not by the Fund. For the six months ended September 30, 2004, the amounts charged to the Fund by SISC and SSC were as follows:

Services to Shareholders	Total Aggregated	Not Imposed	Unpaid at September 30, 2004
Class A	$ 4,392	$ -	$ -
Class B	2,335	-	-
Class C	1,569	-	-
Class AARP	5,127	2,228	697
Class S	74,319	11,633	35,331
	$ 87,742	$ 13,861	$ 36,028

Scudder Fund Accounting Corporation ("SFAC"), an affiliate of the Advisor, is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. SFAC has retained State Street Bank and Trust Company to provide certain administrative, fund accounting and record-keeping services to the Fund. For the six months ended September 30, 2004, the amount charged to the Fund by SFAC for accounting services aggregated $78,228, all of which is unpaid at September 30, 2004.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended September 30, 2004, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at September 30, 2004
Class B	$ 28,380	$ 4,681
Class C	24,114	4,006
	$ 52,494	$ 8,687

In addition, SDI provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended September 30, 2004, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at September 30, 2004	Annualized Effective Rate
Class A	$ 23,074	$ 1,786.22%
Class B	8,451	1,282.22%
Class C	7,341	1,536.23%
	$ 38,866	$ 4,604

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended September 30, 2004 aggregated $19,491.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended September 30, 2004, the CDSC for Class B and C shares aggregated $12,405 and $1,661, respectively. A deferred sales charge of up to 1% is asserted on certain redemptions of Class A shares. For the six months ended September 30, 2004 SDI received none.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Other Related Parties. AARP through its affiliate, AARP Services, Inc., monitors and oversees the AARP Investment Program from Scudder Investments, but does not act as an investment advisor or recommend specific mutual funds. DeIM has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in AARP Class shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by DeIM. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6 billion of net assets, 0.06% for the next $10 billion of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

D. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the six months ended September 30, 2004, the custodian fees were reduced by $535 for custodian credits earned.

E. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended September 30, 2004		Year Ended March 31, 2004
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	285,387	$ 4,145,239	773,115	$ 11,480,485
Class B	33,180	481,549	162,585	2,415,064
Class C	51,703	756,349	266,679	3,978,690
Class AARP	34,753	505,499	313,133	4,648,127
Class S	1,889,256	27,426,237	3,479,201	51,540,113
		$ 33,314,873		$ 74,062,479
Shares issued to shareholders in reinvestment of distributions
Class A	29,977	$ 436,653	38,125	$ 568,184
Class B	7,243	105,379	11,045	164,423
Class C	7,021	102,191	8,916	132,859
Class AARP	11,225	163,388	18,770	279,485
Class S	482,658	7,028,219	914,508	13,620,565
		$ 7,835,830		$ 14,765,516
Shares redeemed
Class A	(153,638)	$ (2,243,658)	(382,195)	$ (5,680,676)
Class B	(39,996)	(581,528)	(112,989)	(1,671,821)
Class C	(52,432)	(761,477)	(87,684)	(1,289,208)
Class AARP	(84,940)	(1,241,925)	(245,364)	(3,614,377)
Class S	(3,228,144)	(46,932,115)	(7,126,151)	(105,681,996)
		$ (51,760,703)		$ (117,938,078)
Net increase (decrease)
Class A	161,726	$ 2,338,234	429,045	$ 6,367,993
Class B	427	5,400	60,641	907,666
Class C	6,292	97,063	187,911	2,822,341
Class AARP	(38,962)	(573,038)	86,539	1,313,235
Class S	(856,230)	(12,477,659)	(2,732,442)	(40,521,318)
		$ (10,610,000)		$ (29,110,083)

G. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Account Management Resources

For shareholders of Classes A, B and C

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Class A	Class B	Class C
Nasdaq Symbol	SQMAX	SQMBX	SQMCX
CUSIP Number	811184-803	811184-886	811184-878
Fund Number	412	612	712

	AARP Investment Program Shareholders	Scudder Class S Shareholders
Automated Information Lines	Easy-Access Line (800) 631-4636	SAIL™ (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.
Web Sites	aarp.scudder.com	myScudder.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 253-2277 To speak with an AARP Investment Program service representative	(800) SCUDDER To speak with a Scudder service representative.
Written Correspondence	AARP Investment Program from Scudder Investments PO Box 219735 Kansas City, MO 64121-9735	Scudder Investments PO Box 219669 Kansas City, MO 64121-9669
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web sites - aarp.scudder.com or myScudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call your service representative.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class AARP	Class S
Nasdaq Symbol	SMAFX	SCMAX
Fund Number	112	012

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

For AARP shareholders only: Certain investors in the AARP Investment Program are advised that limited nonpublic personal information is shared with AARP and its subsidiary AARP Services Inc. (ASI). This includes an investor's status as a current or former Program participant, name, address, and type of account maintained (i.e. IRA or non-IRA). This information must be shared so that ASI can provide quality control services, such as monitoring satisfaction with the Program. However, AARP and ASI may also use this information for other purposes such as member research, and may share this information with other AARP providers to inform members of AARP benefits and services. Shareholders residing in states with certain state specific privacy restrictions are excluded from this information sharing. All other shareholders may instruct us in writing not to share information regarding themselves or joint account holders with AARP or ASI for any purposes unrelated to the AARP Investment Program. With respect to accounts that are jointly held, an opt-out request received from any of the joint account holders will be applied to the entire account.

Questions on this policy may be sent to:

For Class AARP:
AARP Investment Program, Attention: Correspondence,
P.O. Box 219735, Kansas City, MO 64121-9735

For Class S:
Scudder Investments, Attention: Correspondence,
P.O. Box 219669, Kansas City, MO 64121-9669

For all other classes:
Scudder Investments, Attention: Correspondence - Chicago
P.O. Box 219415, Kansas City, MO 64121-9415

September 2004

Notes

Notes

Notes

Notes

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Committee on Independent Trustees/Directors selects and nominates
Independent Trustees/Directors. Fund shareholders may also submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to: c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL
33910.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Massachusetts Tax-Free Income Fund

By:                                 /s/Julian Sluyters
                                    ------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 6, 2004
                                    ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Massachusetts Tax-Free Income Fund

By:                                 /s/Julian Sluyters
                                    ------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 6, 2004
                                    ------------------------------

By:                                 /s/Paul Schubert
                                    ------------------------------
                                    Chief Financial Officer

Date:                               December 6, 2004
                                    ------------------------------